Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net income (loss)	$ (5,197)	$ (4,992)	$ (11,017)	$ (12,257)
Foreign currency translation adjustments, net of tax	(57)	(10)	(32)	(4)
Comprehensive loss	$ (5,254)	$ (5,002)	$ (11,049)	$ (12,261)